Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of Income and Capital Expenditure Information Regarding the Group's Operating Segments
The following table presents income, CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) and acquisitions of rights of use (see Note 9) regarding the Group’s operating segments:

2022
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,497	—	8,224	8,870	9,141	3,243	(1,982)	39,993
External revenues	12,224	—	8,195	8,854	9,026	1,685	9	39,993
Intersegment revenues	273	—	29	16	115	1,558	(1,991)	—
Other operating income and expenses(1)	(7,909)	—	(5,666)	(5,138)	(7,183)	(3,149)	1,904	(27,141)
OIBDA	4,588	—	2,558	3,732	1,958	94	(78)	12,852
Depreciation and amortization	(2,157)	—	(2,295)	(2,369)	(1,799)	(218)	42	(8,796)
Operating income	2,431	—	263	1,363	159	(124)	(36)	4,056
Share of income (loss) of investments accounted for by the equity method	(15)	292	—	—	(19)	(41)	—	217
CapEx	1,550	—	1,209	1,795	1,058	212	(5)	5,819
Acquisitions of rights of use	724	—	594	596	514	17	3	2,448
(1) Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2021
Millions of euros	Telefónica Spain	Telefónica United Kingdom	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,417	2,628	—	7,765	6,910	8,362	3,059	(1,864)	39,277
External revenues	12,156	2,609	—	7,738	6,897	8,258	1,628	(9)	39,277
Intersegment revenues	261	19	—	27	13	104	1,431	(1,855)	—
Other operating income and expenses(1)	(9,040)	(1,709)	—	(5,341)	(3,772)	(6,644)	7,589	1,623	(17,294)
OIBDA	3,377	919	—	2,424	3,138	1,718	10,648	(241)	21,983
Depreciation and amortization	(2,153)	—	—	(2,394)	(1,918)	(1,873)	(356)	297	(8,397)
Operating income	1,224	919	—	30	1,220	(155)	10,292	56	13,586
Share of (loss) income of investments accounted for by the equity method	(2)	—	(103)	—	—	(6)	(16)	—	(127)
CapEx	1,815	933	—	1,284	2,069	978	206	(18)	7,267
Acquisitions of rights of use(2)	482	389	—	833	489	387	113	(254)	2,439
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.
(2) Additionally, rights of use in the amount of 2,633 million euros were recorded in 2021 following the sale of the tower division of Telxius (see Note 9).

2020
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,401	6,708	7,532	7,422	7,922	2,647	(1,556)	43,076
External revenues	12,118	6,666	7,500	7,406	7,786	1,610	(10)	43,076
Intersegment revenues	283	42	32	16	136	1,037	(1,546)	—
Other operating income and expenses(1)	(7,355)	(4,644)	(5,223)	(4,234)	(6,932)	(2,288)	1,098	(29,578)
OIBDA	5,046	2,064	2,309	3,188	990	359	(458)	13,498
Depreciation and amortization	(2,184)	(389)	(2,394)	(1,965)	(2,274)	(468)	315	(9,359)
Operating income	2,862	1,675	(85)	1,223	(1,284)	(109)	(143)	4,139
Share of income (loss) of investments accounted for by the equity method	(4)	—	—	—	—	6	—	2
CapEx	1,408	913	1,094	1,372	833	454	(213)	5,861
Acquisitions of rights of use	138	116	1,159	768	364	378	(909)	2,014
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.
The table below shows the income, CapEx and acquisitions of rights of use of VMED O2 UK (VMO2) in 2022 and 2021 (see Note 2). VMO2 is a joint venture 50% owned by Telefónica and Liberty Global and is recorded under the equity method (see Note 10). The tables below show the information of the joint venture at 100% and the reconciliation with the Telefónica Group's share of income (loss) accounted for by the equity method.

VMO2
Millions of euros	January-December, 2022	June 1 to December 31, 2021
Revenues	12,155	7,223
Other operating income and expenses	(7,754)	(4,773)
OIBDA	4,401	2,450
Depreciation and amortization	(4,170)	(2,395)
Operating income	231	55
Share of income (loss) of investments accounted for by the equity method	1	—
Financial income	24	27
Financial expenses	(1,020)	(504)
Realised and unrealised gains on derivative instruments, net	2,567	489
Foreign currency transaction losses, net	(1,296)	(367)
Net financial expense	275	(355)
Result before taxation	507	(300)
Income tax	(15)	65
Result for the period (100% VMO2)	492	(235)
50% attributable to Telefónica Group	246	(117)
Share-based compensation	14	14
Other adjustments	32	—
Share of income (loss) of investments accounted for by the equity method	292	(103)
Capital expenditures (CapEx)	2,707	1,508
Acquisitions of rights of use	118	75
The following table presents main assets and liabilities by segment:

2022
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Fixed assets	14,285	—	11,602	18,217	7,870	2,237	(9)	54,202
Rights of use	1,722	—	3,277	2,048	1,169	100	(37)	8,279
Investments accounted for by the equity method	252	10,779	—	—	146	410	—	11,587
Financial assets and other non-currents assets	875	—	992	984	1,578	6,082	(2,410)	8,101
Deferred tax assets	2,395	—	463	485	612	929	—	4,884
Other current financial assets	32	—	34	162	222	7,435	(5,441)	2,444
Non-current assets and disposal groups held for sale	—	—	—	—	—	7	—	7
Total allocated assets	27,917	10,779	19,142	24,875	15,951	26,288	(15,310)	109,642
Non-current financial liabilities	2,089	—	1,510	653	2,502	30,425	(2,120)	35,059
Non-current lease liabilities	1,317	—	2,663	1,531	1,115	45	(14)	6,657
Deferred tax liabilities	95	—	274	1,032	744	922	—	3,067
Current financial liabilities	1,840	—	128	350	4,120	8,449	(10,867)	4,020
Current lease liabilities	392	—	597	629	402	19	(19)	2,020
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	—	—	—	—
Total allocated liabilities	16,782	—	10,246	9,437	13,861	42,869	(15,261)	77,934

2021
Millions of euros	Telefónica Spain	VMO2	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Fixed assets	14,499	—	12,124	15,056	7,637	1,667	(14)	50,969
Rights of use	1,433	—	3,349	1,701	1,064	99	(67)	7,579
Investments accounted for by the equity method	263	12,129	—	—	128	253	—	12,773
Financial assets and other non-currents assets	549	—	883	888	1,001	7,428	(3,402)	7,347
Deferred tax assets	2,345	—	433	454	713	1,671	—	5,616
Other current financial assets	40	—	70	56	838	8,379	(5,548)	3,835
Non-current assets and disposal groups held for sale	—	—	—	—	102	256	—	358
Total allocated assets	24,971	12,129	19,953	21,461	15,628	29,544	(14,473)	109,213
Non-current financial liabilities	2,140	—	1,627	11	2,778	31,288	(2,554)	35,290
Non-current lease liabilities	1,082	—	2,781	1,317	1,192	55	(36)	6,391
Deferred tax liabilities	119	—	291	1,040	594	558	—	2,602
Current financial liabilities	1,019	—	89	199	4,620	9,669	(8,591)	7,005
Current lease liabilities	378	—	548	460	295	14	(16)	1,679
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	—	134	—	134
Total allocated liabilities	17,042	—	10,819	7,600	14,306	45,129	(14,367)	80,529
The detail of assets and liabilities of VMO2 is as follows (amounts corresponding to 100% of the company, see Note 10):

VMO2
Millions of euros	December 2022	December 2021
Fixed assets	42,576	46,258
Rights of use	862	1,058
Financial assets and other non-currents assets	2,763	1,348
Deferred tax assets	79	115
Other current financial assets	511	214
Total assets	50,062	52,333
Non-current financial liabilities	19,668	19,185
Non-current lease liabilities	725	885
Deferred tax liabilities	1	9
Current financial liabilities	3,248	2,841
Current lease liabilities	221	219
Total liabilities	28,626	28,198

Schedule of Composition of Segment Revenues, Detailed by the Main Countries of Operation
The composition of segment revenues is as follows:

Millions of euros	2022				2021				2020
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,497				12,417				12,401
United Kingdom	—	—	—	—	96	2,532	—	2,628	232	6,476	—	6,708
Germany	806	7,394	24	8,224	814	6,942	9	7,765	785	6,730	17	7,532
Brazil	2,764	6,106	—	8,870	2,300	4,610	—	6,910	2,531	4,891	—	7,422
Hispam	3,138	6,003	—	9,141	2,907	5,444	11	8,362	2,836	5,070	16	7,922
Other and inter-segment eliminations			1,261	1,261			1,195	1,195			1,091	1,091
Total Group				39,993				39,277				43,076
Note: In the countries of Telefónica Hispam segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.

Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2022	2021	2020
Retailers	9,662	9,699	9,906
Wholesalers, mobile handsets sales and others	2,835	2,718	2,495
Total	12,497	12,417	12,401